Leases - Maturity of operating lease liabilities (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Maturity of operating lease liabilities
Fiscal 2023	$ 34,193
Fiscal 2024	16,928
Total Future minimum lease payments	51,121
Less: Imputed interest	(2,738)
Total	$ 48,383	$ 69,071